Air traffic liability and frequent flyer deferred revenue	12 Months Ended
Dec. 31, 2019
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Air traffic liability and frequent flyer deferred revenue
(21)	Air traffic liability and frequent flyer deferred revenue
The air traffic liability comprises the proceeds from the unused air ticket or the revenues corresponding to the unused portion of a ticket sold. This income also includes the deferred income from the loyalty programs. The Group periodically evaluates this liability and any significant adjustment is recorded in the consolidated statements of comprehensive income. These adjustments are mainly due to differences between actual events and circumstances such as historical sales rates and customer travel patterns that may result in refunds, changes or expiration of tickets that change substantially from the estimates (see note 3(e)).
The balance as of December 31, 2019 and 2018 is as follows:

	December 31, 2019	December 31, 2018

Air traffic liability	$337,363	$424,579
Miles deferred revenue	187,931	186,378

Current	$525,294	$610,957

Miles deferred revenue	$229,701	$234,260

Non – current	$229,701	$234,260